February 6, 1996
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

ATTN:     Office of Filings, Information and Consumer
Services

RE:  Smith Barney Massachusetts Municipals Fund (the "Fund")
     File No. 33-11417

Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 16 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on January 31, 1996 under Accession # 91155-96-39.

      Any  comments on this filing  should be  directed   to
Sean  McCormack,  of  Smith Barney Mutual  Funds  Management
Inc., at (212) 816-6591.

     Please return an electronic transmittal as evidence of your receipt of this filing.

                                        Very truly yours,

                                        /s/Caren Cunningham
                                        Caren A. Cunningham
                                        Vice President and
                                        Assistant General
Counsel